Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Columbia Select Large Cap Equity Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 30,832	$ 26,522	$ 20,096	$ 22,301	$ 19,054	$ 14,579	$ 13,587	$ 13,114	$ 11,032	$ 8,921	$ 9,428
Columbia Select Large Cap Equity Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 30,354	26,294	20,086	22,451	19,333	14,892	13,989	13,602	11,524	9,395	10,000
Columbia Select Large Cap Equity Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 33,528	28,758	21,738	24,059	20,515	15,655	14,557	14,011	11,753	9,491	10,000
Columbia Select Large Cap Equity Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 33,783	28,963	21,878	24,211	20,613	15,711	14,600	14,038	11,782	9,495	10,000
Columbia Select Large Cap Equity Fund - Institutional 3 Class [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 33,866	29,010	21,909	24,220	20,629	15,716	14,590	14,027	11,753	9,491	10,000
Columbia Select Large Cap Equity Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 33,538	28,758	21,738	24,059	20,515	15,655	14,557	14,011	11,753	9,491	10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 33,877	$ 28,611	$ 21,932	$ 23,759	$ 20,414	$ 15,549	$ 14,371	$ 13,729	$ 11,724	$ 9,381	$ 10,000